Dec. 17, 2021
Retail | Vanguard Global Wellesley Income Fund
Fund Summary
Investment Objective
The Fund seeks to provide long-term growth of income and a high and sustainable level of current income, along with moderate long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy, hold, and sell Investor Shares or Admiral Shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.
Shareholder Fees <br/>(Fees paid directly from your investment)
Annual Fund Operating Expenses <br/>(Expenses that you pay each year as a percentage of the value of your investment)
Examples
The following examples are intended to help you compare the cost of investing in the Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you were to invest $10,000 in the Fund's shares. These examples assume that the shares provide a return of 5% each year and that total annual fund operating expenses remain as stated in the preceding table. You would incur these hypothetical expenses whether or not you were to redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in more taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense examples, reduce the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 99% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests approximately 60% to 70% of its assets in U.S. and foreigninvestment-grade fixed income securities that the advisor believes will generate a moderate level of current income, including corporate, government, and government agency bonds, as well as mortgage-backed securities. The Fund may also invest in local currency bonds. The remaining 30% to 40% of Fund assets are invested in equity securities of large and mid-size U.S. and foreign companies that have a history of above-average dividends or expectations of increasing dividends.
Principal Risks
The Fund is subject to the risks associated with the U.S. and foreign stock and bond markets, any of which could cause an investor to lose money, and the level of risk may vary based on market conditions. However, because stock and bond prices can move in different directions or to different degrees, the Fund's bondholdings may counteract some of the volatility experienced by the Fund's stock holdings. The Fund is subject to the following risks, which could affect the Fund's performance:• Income risk, which is the chance that the Fund's income will decline because of falling interest rates. A fund holding bonds will experience a decline in income when interest rates fall because the fund then must invest new cash flow and cash from maturing bonds in lower-yielding bonds.• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because the Fund invests only a portion of its assets in bonds and because the average duration of the Fund’s bond portfolio is generally intermediate-term. The prices of short- and intermediate-term bonds are less sensitive to interest rate changes than are the prices of long-term bonds.• Country/regional risk, which is the chance that world events—such as political upheaval, financial troubles, or natural disasters—will adversely affect the value and/or liquidity of securities issued by governments, government agencies, or companies in foreign countries or regions. Because the Fund may invest a large portion of its assets in securities of governments, government agencies, or companies located in any one country or region, the Fund’s performance may be hurt disproportionately by the poor performance of its investments in that area.• Investment style risk, which is the chance that returns from mid- and large-capitalization dividend-paying value stocks will trail returns from the global stock markets. Mid- and large-cap stocks each tend to go through cycles of doing better—or worse—than other segments of the stock market or the global stock market in general. These periods have, in the past, lasted for as long as several years. Historically, mid-cap stocks have been more volatile in price than large-cap stocks because, among other things, these companies tend to be more sensitive to changing economic conditions.• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.• Currency risk, which is the chance that the value of a foreign investment, measured in U.S. dollars, will decrease because of unfavorable changes in currency exchange rates.• Currency hedging risk, which is the chance that the currency hedging transactions entered into by the Fund may not perfectly offset the Fund’s foreign currency exposure.• Credit risk, which is the chance that a bond issuer will fail to pay interest or principal in a timely manner or that negative perceptions of the issuer’s ability to make such payments will cause the price of that bond to decline. Credit risk should be low for the Fund because it invests only a portion of its assets in bonds, most of which are considered to be of high quality.• Call risk, which is the chance that during periods of falling interest rates, issuers of callable bonds may call (redeem) securities with higher coupon rates or interest rates before their maturity dates. The Fund would then lose any price appreciation above the bond’s call price and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. Such redemptions and subsequent reinvestments would also increase the Fund’s portfolio turnover rate. For mortgage-backed securities, this risk is known as prepayment risk.• Liquidity risk, which is the chance that the Fund may not be able to sell a security in a timely manner at a desired price.• Manager risk, which is the chance that poor security selection will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective. In addition, significant investment in the financial sector subjects the Fund to proportionately higher exposure to the risks of this sector.An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and a composite bond/stock index, which have investment characteristics similar to those of the Fund. The Global Wellesley Income Composite Index is weighted 65% in the Bloomberg Fixed Income Composite Index (comprised of 80% Bloomberg Global Aggregate Credit Index (USD Hedged), 10% Bloomberg Global Aggregate Treasury Index (USD Hedged), and 10% Bloomberg Global Aggregate Securitized Index (USD Hedged)) and 35% in the FTSE Developed High Dividend Yield Index (net of tax). FTSE Developed Index returns are adjusted for withholding taxes applicable to U.S.-based mutual funds organized as Delaware statutory trusts. Keep in mind that the Fund's past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
Annual Total Returns — Vanguard Global Wellesley Income Fund Investor Shares1
During the periods shown in the bar chart, the highest and lowest returns for a calendar quarter were:
Average Annual Total Returns for Periods Ended December 31, 2020
Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class. After-tax returns are not relevant for a shareholder who holds fund shares in a tax-deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares may be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.